Leases	12 Months Ended
Dec. 31, 2023
Leases
Leases
14	Leases

a.     Right-of-use assets

	December 31, 2023	December 31, 2022
Properties	33,903	48,415
Vehicles	5,792	7,772
Total	39,695	56,187

Some of the Group’s leases have the option of an extension that can be exercised for an indefinite period, and in these cases the Group has already considered in the measurement of the lease amounts the extensions that are reasonably certain to be exercised.

The Group applies the short-term lease recognition exemption to its short-term leases of properties (those leases that have a lease term of 12 months or less). It also applies the lease of low-value assets recognition exemption to leases that are considered of low value. Lease payments on short-term leases and leases of low-value assets are recognized as expenses on a straight-line basis. These rental expenses for the year totaled R$ 5,969 as of December 31, 2023 (R$ 7,497 as of December 31, 2022 and R$ 5,922 as of December 31, 2021).

The changes to balances of the right-of-use are:

	Properties	Vehicles	IT equipment	Total
Cost:
Balance on December 31, 2021	107,640	6,372	851	114,863

Additions due to business combination	11,035	-	-	11,035
Exchange rate changes	(3,226)	-	-	(3,226)
Additions	8,144	6,930	-	15,074
Derecognition of right-of-use assets	(33,006)	(1,104)	(851)	(34,961)

Balance on December 31, 2022	90,587	12,198	-	102,785

Exchange rate changes	(3,716)	-	-	(3,716)
Additions	8,152	3,276	-	11,428
Derecognition of right-of-use assets	(7,303)	(4,129)	-	(11,432)

Balance on December 31, 2023	87,720	11,345	-	99,065

Depreciation:
Balance on December 31, 2021	(38,200)	(2,199)	(638)	(41,037)

Exchange rate changes	123	-	-	123
Depreciation	(23,679)	(3,273)	(213)	(27,165)
Derecognition of right-of-use assets	19,584	1,046	851	21,481

Balance on December 31, 2022	(42,172)	(4,426)	-	(46,598)

Exchange rate changes	1,880	-	-	1,880
Depreciation	(19,196)	(3,998)	-	(23,194)
Derecognition of right-of-use assets	5,671	2,871	-	8,542

Balance on December 31, 2023	(53,817)	(5,553)	-	(59,370)

Net balance at:
December 31, 2022	48,415	7,772	-	56,187
December 31, 2023	33,903	5,792	-	39,695

b.     Lease liabilities

.	Average discount rate (per year)	December 31, 2023	December 31, 2022
Properties	6.96% (2022: 8.26%)	38,602	54,369
Vehicles	17.38% (2022: 16.63%)	6,297	8,439
Total		44,899	62,808
Current		17,862	21,539
Non-current		27,037	41,269

The change in lease liabilities is disclosed in the reconciliation of change in liabilities to cash flows in note 15.